Membership Interests (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Membership Interests [Abstract]
Schedule Of Distributions Paid

During 2018, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 24, 2018	November 6, 2018	$179
July 25, 2018	August 1, 2018	$30

During 2017, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
July 26, 2017	August 1, 2017	$65
April 26, 2017	April 27, 2017	$86
March 22, 2017	March 24, 2017	$86

Schedule Of Changes To Membership Interests

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
Balance at December 31, 2018	$8,624	$(164)	$8,460
Net income	116	-	116
Distributions	(71)	-	(71)
Capital contributions	70	-	70
Net effects of cash flow hedges (Note 1)	4	(4)	-
Defined benefit pension plans	-	1	1
Balance at March 31, 2019	8,743	(167)	8,576
Net income	139	-	139
Distributions	(71)	-	(71)
Capital contributions	1,400	-	1,400
Net effects of cash flow hedges (Note 1)	(1)	1	-
Defined benefit pension plans	-	2	2
Balance at June 30, 2019	$10,210	$(164)	$10,046

Balance at December 31, 2017	$8,004	$(101)	$7,903
Net income	89	-	89
Defined benefit pension plans	-	1	1
Balance at March 31, 2018	8,093	(100)	7,993
Net income	143	-	143
Capital contributions	144	-	144
Defined benefit pension plans	-	1	1
Balance at June 30, 2018	$8,380	$(99)	$8,281

Schedule Of Cash Capital Contributions	During 2018, we received the following capital cash contributions from our members.

Received	Amount
November 2018	$140
April 2018	$144

Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	-	3	3
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	-	1
Amounts reclassified from accumulated other comprehensive income (loss) to capital account (Note 1)	(4)	-	(4)
Balance at June 30, 2019	$(19)	$(145)	$(164)

Balance at December 31, 2017	$(18)	$(83)	$(101)
Defined benefit pension plans	-	2	2
Balance at June 30, 2018	$(18)	$(81)	$(99)

The following table presents the changes to accumulated other comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016 net of tax.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2015	$(22)	$(91)	$(113)
Defined benefit pension plans	-	-	-
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2016	$(20)	$(91)	$(111)
Defined benefit pension plans	-	8	8
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2017	$(18)	$(83)	$(101)
Defined benefit pension plans	-	(65)	(65)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2018	$(16)	$(148)	$(164)